Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Business Segments	Business Segments
Operating segments include components of an enterprise where separate financial information is available that is evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) for the purpose of assessing performance and allocating resources. The Company’s CODM is its Chief Executive Officer. The Company’s
operating activities are managed through four operating segments: MedSurg, Dental Solutions, Health Information Systems, and Purification and Filtration. There have been no changes to the composition of the segments or to financial information reported within each of the business segments. These segments have been identified based on the nature of the products sold and how the Company manages its operations. Transactions among reportable segments are recorded at cost. No operating segments have been aggregated to form reportable segments.
Corporate and Unallocated includes amortization of acquired intangible assets, restructuring and related charges, benefits or costs related to capitalized manufacturing variances, Spin-Off and separation related costs and other net costs that the Company chose not to allocate directly to its business segments. Spin-Off and separation related costs include any costs incurred as part of our separation from 3M and costs to setup operations as a standalone company, including system implementations, manufacturing relocation, legal entity separation, certain equity awards granted as part of the Spin-Off, profit mark-ups on transition service arrangements with 3M and other one-time costs.
Corporate and Unallocated also includes sales and cost of sales related to products supplied to 3M and other supply agreements related to legacy 3M business and assumed by the Company at Spin-Off. Because Corporate and Unallocated includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis. Business segment operating income is reconciled to total operating income and pre-tax income below.
Consistent accounting policies have been applied by all segments for all reporting periods. A description of our reportable segments has been provided in Note 1 to the audited combined financial statements within the Company’s Information Statement dated March 11, 2024.
Business Segment Information

	Three months ended September 30,		Nine months ended September 30,
Net Sales (Millions)	2024	2023	2024	2023
MedSurg	$1,182	$1,180	$3,463	$3,464
Dental Solutions	313	331	979	1,023
Health Information Systems	326	321	971	953
Purification and Filtration	238	242	721	721
Corporate and Unallocated	23	—	$45	$—
Total Company	$2,082	$2,074	$6,179	$6,161

	Three months ended September 30,		Nine months ended September 30,
Operating Performance (Millions)	2024	2023	2024	2023
MedSurg	$243	$307	$678	$829
Dental Solutions	72	114	272	349
Health Information Systems	105	114	317	304
Purification and Filtration	20	48	78	134
Total business segment operating income	440	583	1,345	1,616
Corporate and Unallocated:
Amortization expense	(88)	(92)	(261)	(276)
Other corporate and unallocated	(77)	13	(184)	(54)
Total Corporate and Unallocated	(165)	(79)	(445)	(330)
Total Company operating income	275	504	900	1,286

Interest expense, net	107	—	260	—
Other expense/(income), net	1	4	48	10
Income before income taxes	$167	$500	$592	$1,276
Segment and geographical information
Operating segments include components of an enterprise where separate financial information is available that is evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) for the purpose of assessing performance and allocating resources. The Company’s CODM is the 3M Health Care Business Group President. Our operating activities are managed through four operating segments: MedSurg, Dental Solutions, Health Information Systems, and Purification and Filtration. Beginning in 2023, the Medical Solutions segment was renamed to MedSurg, the Oral Care Solutions segment was renamed to Dental Solutions, and the Separation and
Purification Sciences segment was renamed to Purification and Filtration. There have been no changes to the composition of the segments or to financial information reported within each of the business segments. These segments have been identified based on the nature of the products sold and how the Company manages its operations. Transactions among reportable segments are recorded at cost. No operating segments have been aggregated to form reportable segments.
Corporate and Unallocated includes amortization of acquired intangible assets, restructuring related charges, costs or benefits from the capitalization of manufacturing variances and other net costs that the Company chose not to allocate directly to its business segments. Because Corporate and Unallocated includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis. Business segment operating income is reconciled to total operating income and pre-tax income below.
Consistent accounting policies have been applied by all segments for all reporting periods. A description of our reportable segments as of and for the years ended December 31, 2023, 2022 and 2021, has been provided in Note 1.
Business Segment Offerings:

Business Segment	Representative revenue-generating activities, products or services
MedSurg	●Provider of solutions including advanced wound care, I.V. site management, sterilization assurance, temperature management, surgical supplies, stethoscopes, and medical electrodes
Dental Solutions	●Provider of a comprehensive suite of dental and orthodontic products including brackets, aligners, restorative cements, and bonding agents
Health Information Systems
●Provider of software solutions – including computer-assisted physician documentation, direct-to-bill and coding automation, classification methodologies, speech recognition, and data visualization platforms

Purification and Filtration	●Provider of purification and filtration technologies including filters, purifiers, cartridges, and membranes
Business Segment Information

	For the years ended December 31,
Net Sales (Millions)	2023	2022	2021
MedSurg	$4,632	$4,585	$4,632
Dental Solutions	1,329	1,327	1,396
Health Information Systems	1,285	1,227	1,160
Purification and Filtration	951	991	983
Corporate and Unallocated	—	—	—
Total Company	$8,197	$8,130	$8,171

	For the years ended December 31,
Operating Income (Millions)	2023	2022	2021
MedSurg	$1,107	$1,061	$1,226
Dental Solutions	442	437	482
Heath Information Systems	423	359	354
Purification and Filtration	162	177	229
Total business segment operating income	2,134	2,034	2,291
Corporate and Unallocated:
Amortization expense	(365)	(373)	(381)
Other Corporate and Unallocated	(77)	32	(31)
Total Corporate and Unallocated	$(442)	$(341)	$(412)
Total Company operating income	1,692	1,693	1,879

Other expense (income), net	25	1	(3)
Income before income taxes	$1,667	$1,692	$1,882
The Company does not report total assets by segment for internal or external reporting purposes as the Company’s CODM does not assess performance, make strategic decisions or allocate resources based on assets.
Sales are generally reported within the geographic area that originated the invoice to the Health Care Business customer.

	For the years ended December 31,
Net Sales (Millions)	2023	2022	2021
United States	$4,603	$4,450	$4,392
International	3,594	3,680	3,779
Worldwide	$8,197	$8,130	$8,171
Long-lived assets include property, plant, and equipment, equipment rented to customers, as well as operating lease right-of-use assets. The following table presents long-lived assets based on the physical location of those assets.

	December 31,
Long-lived assets (Millions)	2023	2022
United States	$875	$836
Germany	477	412
Other countries	268	236
Worldwide	$1,620	$1,484